Note 4 - Financing Arrangements (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 30, 2014	Dec. 17, 2013	Dec. 06, 2013	Dec. 17, 2012
Note 4 - Financing Arrangements (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 20,000,000
Long-term Line of Credit	20.0	20,000,000
Line of Credit Facility, Remaining Borrowing Capacity	6.0	6,000,000
Interest Expense, Debt	134,000	146,000	122,000
Operating Leases, Rent Expense	1,100,000	1,100,000	1,100,000
Bank Line Of Credit Maturing August 2015 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.75%	0.75%
Bank Line Of Credit Maturing August 2015 [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Unsecured Debt				18,000,000			17,000,000
Notes Payable to Bank	12,000,000
Repayments of Unsecured Debt	3,000,000
Promissory Note [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.75%
Promissory Note [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Notes Payable						6,000,000
Bank Line Of Credit Maturing May 2014 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Bank Line Of Credit Maturing May 2014 [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Unsecured Debt		10,000,000
Bank Line Of Credit Maturing May 2012 [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Letters of Credit Outstanding, Amount		$ 4,000,000
London Interbank Offered Rate (LIBOR) [Member]
Note 4 - Financing Arrangements (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%